Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

	For the Year Ended December 31,
	2017	2016	2015
Vessel revenue
Scorpio Kamsarmax Pool	$67,825	$31,319	$25,151
Scorpio Ultramax Pool	94,380	46,227	26,338
Scorpio Capesize Pool	—	—	4,857
SCM	—	856	718
Total vessel revenue	$162,205	$78,402	$57,064
Voyage expense:
SCM	$172	$319	$664
Vessel operating cost:
SSM	$9,379	$7,191	2,765
General and administrative expense:
SCM	$108	$43	$258
SSH	5,643	3,949	1,265
SUK	971	862	486
Total general and administrative expense	$6,722	$4,854	$2,009
Write down on assets held for sale
SCM	$147	$500	$12,465
SSM	200	500	13,000
Total write down on assets held for sale	$347	$1,000	$25,465
At December 31, 2017 and December 31, 2016, we had the following balances with related parties, which have been included in the Consolidated Balance Sheet:

	December 31,
	2017	2016
Assets
Due from related parties-current:
Scorpio Kamsarmax Pool	$3,977	$2,579
Scorpio Ultramax Pool	2,578	1,661
Total due from related parties-current	$6,555	$4,240
Due from related parties non-current:
Scorpio Kamsarmax Pool	$5,080	$4,606
Scorpio Ultramax Pool	10,741	6,633
Total due from related parties non-current	$15,821	$11,239
Liabilities
Due to related parties-current :
SCM	$—	$507
SSM	69	209
SSH	297	321
Total due to related parties-current	$366	$1,037